UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07288
                                   ---------

             FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
             -------------------------------------
      (Exact name of registrant as specified in charter)

        ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -----------------------------------------------
      (Address of principal executive offices) (Zip code)

     CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
     --------------------------------------------------------------
                (Name and address of agent for service)

Registrant's telephone number, including area code: 650
                                                    ----
312-2000

Date of fiscal year end: 9/30
                         ----

Date of reporting period: 9/30/07
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                     SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      ANNUAL REPORT AND SHAREHOLDER LETTER                      INCOME
--------------------------------------------------------------------------------

                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                    FRANKLIN                           FASTER VIA EMAIL?
           STRATEGIC MORTGAGE PORTFOLIO
                                                       Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Franklin Strategic Mortgage Portfolio .....................................    3

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................   10

Financial Highlights and Statement of Investments .........................   12

Financial Statements ......................................................   19

Notes to Financial Statements .............................................   22

Report of Independent Registered Public Accounting Firm ...................   31

Tax Designation ...........................................................   32

Meeting of Shareholders ...................................................   33

Board Members and Officers ................................................   37

Shareholder Information ...................................................   42

--------------------------------------------------------------------------------
Annual Report

Franklin Strategic Mortgage Portfolio

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Strategic Mortgage Portfolio seeks high total return (a combination of high current income and capital appreciation) relative to the performance of the general mortgage securities market by investing at least 80% of its net assets in a portfolio of mortgage securities. The Fund normally focuses its investments in mortgage pass-through securities, which are securities representing interests in "pools" of mortgage loans issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some of the Fund's investments may include securities issued by government-sponsored entities, such as Fannie Mae and Freddie Mac. 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Strategic Mortgage Portfolio covers the fiscal year ended September 30, 2007.

PERFORMANCE OVERVIEW

For the year under review, Franklin Strategic Mortgage Portfolio - Class A delivered a +3.70% cumulative total return. The Fund underperformed its benchmark, the Citigroup Mortgage Index, which returned +5.40% for the same period. 2 For comparison, the Lipper U.S. Mortgage Funds Classification Average returned +4.07%, and the Lehman Brothers (LB) U.S. Treasury Index,

1. Securities owned by the Fund but not shares of the Fund are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. Although U.S. government-sponsored entities may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury. Please refer to the Fund's prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund's yield and share price are not guaranteed and will fluctuate with market conditions.

2. Source: Standard & Poor's Micropal. The Citigroup Mortgage Index is the mortgage component of the Citigroup U.S. Broad Investment-Grade Bond Index and comprises 30- and 15-year GNMA, FNMA and FHLMC securities, and FNMA and FHLMC balloon mortgages. The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 13.


                                                               Annual Report | 3

PORTFOLIO BREAKDOWN
9/30/07

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                     INVESTMENTS
--------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA)                               38.3%
--------------------------------------------------------------------------------
Asset-Backed Securities and Commercial Mortgage-Backed Securities          30.0%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. (FHLMC)                                   25.2%
--------------------------------------------------------------------------------
Government National Mortgage Association (GNMA)                             1.8%
--------------------------------------------------------------------------------
Short-Term Investments                                                      4.7%
--------------------------------------------------------------------------------

a component of the LB U.S. Government Index, returned +5.62%. 3 You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

The U.S. economy grew at a moderate but uneven pace for the 12-month period ended September 30, 2007. After ending 2006 with fourth quarter gross domestic product (GDP) growth of 2.1% annualized, the economy decelerated to a surprisingly weak first quarter 2007 annualized growth rate of 0.6%. A surge in exports fueled second quarter 2007 growth to 3.8% annualized. In the third quarter, GDP growth advanced at an estimated 3.9% annualized rate, the fastest pace in over a year. Over the reporting period, consumer spending and personal income remained positive contributors to economic expansion, while a declining housing market, softening employment environment and tighter credit conditions weighed on overall economic growth.

Oil prices exhibited volatility, reaching a historical high in September. Core inflation, which excludes food and energy costs, remained modest. For September 2007, core CPI had a 12-month increase of 2.1%. 4 The Federal Reserve Board's (Fed's) preferred measure of inflation, core personal consumption expenditures, reported a 12-month increase of 1.8%. 5 These current levels of inflation, generally within the Fed's target range of 1% to 2%, lessened near-term concerns and provided the Fed with more flexibility to respond to ongoing economic pressures resulting from tightening credit conditions.

In August, the Fed cut the discount rate (the Fed's interest rate charged to member banks) from 6.25% to 5.75% and followed up in September with a further cut of 50 basis points, bringing the rate to 5.25%. After remaining on hold since June 2006, the Fed lowered the federal funds target rate 50 basis

3. Sources: Lipper Inc.; Lehman Brothers Inc. The Lipper U.S. Mortgage Funds Classification Average is calculated by averaging the total return for all funds within the Lipper U.S. Mortgage Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper U.S. Mortgage Funds are defined as funds that invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. For the one-year period ended 9/30/07, the Lipper U.S. Mortgage Funds Classification Average consisted of 75 funds. Lipper calculations do not include sales charges or subsidization by a fund's manager. The Fund's performance relative to the average might have differed if these or other factors had been considered. The LB U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The Fund's investment return and share price fluctuate with market conditions. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

4. Source: Bureau of Labor Statistics.

5. Source: Bureau of Economic Analysis.


4 | Annual Report
points to 4.75% at its September meeting, citing increased uncertainty surrounding the economic outlook due to significant dislocations in parts of the credit markets. The committee noted that "some inflation risks remain, and it will continue to monitor inflation developments carefully." The Fed stated it will continue to act as necessary to restore stability as the potential of increased distress from a housing correction threatens to "restrain economic growth more generally."

Over the period, investors sought relative safety in short-term U.S. Treasuries, Treasury yields declined and the yield curve steepened. Short-term, two- and five-year yields declined substantially, with the two-year bill yielding 3.97% at the end of September, down from 4.71% a year earlier. The 10-year U.S. Treasury note ended September yielding 4.59%, compared with 4.64% at the beginning of the period.

INVESTMENT STRATEGY

We invest at least 80% of the Fund's net assets in mortgage securities. Normally we focus on mortgage pass-through securities issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), Fannie Mae and Freddie Mac. At least 65% of total assets are invested in securities rated AAA by Standard & Poor's Rating Group (S&P) or Fitch, or Aaa by Moody's Investors Service (Moody's), independent credit rating agencies. For the remaining 35% of portfolio securities, at least 20% will be rated at least BBB by S&P or Fitch, or Baa by Moody's, and up to 15% may be invested in securities rated below BBB by S&P or Fitch, or Baa by Moody's. If unrated, securities will be deemed of comparable quality by the Fund's manager. We analyze securities using research to help identify attractive investment opportunities.

MANAGER'S DISCUSSION

Continuing a trend from recent years, investors' risk appetite remained robust at the beginning of the reporting period, due to strong global liquidity and a continued solid economic environment. During this time, low volatility characterized the fixed income markets. However, by June, several months of increased delinquency and default activity in the lower-credit quality, subprime mortgage market created a challenging environment across the fixed income markets.

Rising defaults in the narrow subprime sector of the mortgage market began to impact several mortgage credit-focused hedge funds. Within a few months, structured finance markets became impaired and end buyers of structured products began to back away from the market. This risk aversion led to increased risk premiums across many fixed income investments such as bonds, loans and

DIVIDEND DISTRIBUTIONS*
10/1/06-9/30/07

--------------------------------------------------------------------------------
MONTH                                                         DIVIDEND PER SHARE
--------------------------------------------------------------------------------
October                                                             4.2774 cents
--------------------------------------------------------------------------------
November                                                            4.0719 cents
--------------------------------------------------------------------------------
December                                                            3.7846 cents
--------------------------------------------------------------------------------
January                                                             4.2729 cents
--------------------------------------------------------------------------------
February                                                            3.9626 cents
--------------------------------------------------------------------------------
March                                                               4.0147 cents
--------------------------------------------------------------------------------
April                                                               5.4837 cents
--------------------------------------------------------------------------------
May                                                                 4.7763 cents
--------------------------------------------------------------------------------
June                                                                4.1042 cents
--------------------------------------------------------------------------------
July                                                                4.4788 cents
--------------------------------------------------------------------------------
August                                                              4.2160 cents
--------------------------------------------------------------------------------
September                                                           4.2794 cents
================================================================================
TOTAL                                                              51.7225 CENTS
--------------------------------------------------------------------------------

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


                                                               Annual Report | 5
mortgages that are packaged into structured finance products. Interbank lending rates, such as the London InterBank Offered Rate (LIBOR), rose as banks began to charge each other higher rates due to increasing concerns about each other's balance sheet risk. In contrast to the past several years, investors exhibited a sudden, rapid shift in risk appetite.

High credit-quality agency-issued mortgage-backed securities (MBS) provided some insulation to investors during this market volatility. Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC) agency mortgages posted positive total returns during July, August and September. Thirty-year GNMA MBS generally outperformed their conventional FNMA and FHLMC MBS counterparts as investors slightly preferred the safety of U.S. government guaranteed securities. 1

For the majority of the period, we generally increased our allocation to higher coupon conventional agency MBS, as we believed prepayment risk affecting those coupons would continue to wane. Prepayment risk was lower due to the generally slower U.S. housing market, elevated mortgage rates and tighter underwriting standards instituted by mortgage originators.

Broader mortgage-related asset-backed securities (ABS) and commercial MBS (CMBS) exhibited higher levels of volatility and detracted from the Fund's performance during the reporting period.

Franklin Strategic Mortgage Portfolio has a broad mortgage strategy with investment exposure to these markets. However, the majority of our overall exposure is invested in the highest-rated securities -- those at the top of the capital structure. Typical investments in mortgage-related ABS are primarily short-term, AAA-rated, floating rate securities that have been protected from the type of default problems that have been the market's chief concern. We remained allocated to CMBS, as credit fundamentals for the sector's major property types were generally positive. The Fund's CMBS allocations are AAA- and AA-rated securities that are high in the capital structure and benefit from high levels of credit protection.


6 | Annual Report

Thank you for your continued participation in Franklin Strategic Mortgage Portfolio. We look forward to serving your future investment needs.

[PHOTO OMITTED]           /s/ Roger A. Bayston, CFA

                          Roger A. Bayston, CFA

[PHOTO OMITTED]           /s/ Paul Varunok

                          Paul Varunok

                          Portfolio Management Team
                          Franklin Strategic Mortgage Portfolio

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

--------------------------------------------------------------------------------
PAUL VARUNOK is a vice president and portfolio manager in the Franklin Templeton Fixed Income Group. Mr. Varunok specializes in the mortgage-backed securities
(MBS), asset-backed securities (ABS), commercial mortgage-backed securities
(CMBS) and collateralized mortgage obligation (CMO) markets.

Prior to joining Franklin Templeton Investments in 2001, Mr. Varunok spent eight years as a fixed-income analyst for Prudential Securities, Inc. in New York City. At Prudential, Mr. Varunok held research positions in both the MBS and ABS markets. Mr. Varunok started his career at Prudential as a reverse-engineer of both ABS and MBS transactions and subsequently moved into the structuring of those products. From 1996-2000, Mr. Varunok concentrated his efforts in the ABS market where he was an ABS researcher and market strategist.

Mr. Varunok earned his B.S. in finance from New York University
--------------------------------------------------------------------------------


                                                               Annual Report | 7

Performance Summary as of 9/30/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FSMIX)                                    CHANGE           9/30/07        9/30/06
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$0.17             $9.42          $9.59
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/06-9/30/07)
---------------------------------------------------------------------------------------------------
Dividend Income                           $0.517225
---------------------------------------------------------------------------------------------------

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES THE SALES CHARGE. AVERAGE ANNUAL TOTAL RETURN INCLUDES THE MAXIMUM SALES CHARGE. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------------------
CLASS A                                                    1-YEAR          5-YEAR      10-YEAR
--------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                   +3.70%         +19.30%      +73.28%
--------------------------------------------------------------------------------------------------
Average Annual Total Return 3                               -0.75%          +2.70%       +5.20%
--------------------------------------------------------------------------------------------------
   Distribution Rate 4                         5.65%
--------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                 5.90%
--------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6           0.57%
--------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes the applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (10/1/97-9/30/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          Franklin Strategic                  Citigroup Mortgage
   Date                   Mortgage Portfolio                        Index 7
10/1/1997                      $ 9,577                              $10,000
10/31/1997                     $ 9,670                              $10,108
11/30/1997                     $ 9,694                              $10,142
12/31/1997                     $ 9,784                              $10,235
1/31/1998                      $ 9,876                              $10,330
2/28/1998                      $ 9,899                              $10,361
3/31/1998                      $ 9,934                              $10,402
4/30/1998                      $ 9,985                              $10,460
5/31/1998                      $10,056                              $10,533
6/30/1998                      $10,114                              $10,580
7/31/1998                      $10,159                              $10,632
8/31/1998                      $10,265                              $10,729
9/30/1998                      $10,411                              $10,857
10/31/1998                     $10,413                              $10,845
11/30/1998                     $10,477                              $10,895
12/31/1998                     $10,523                              $10,950
1/31/1999                      $10,585                              $11,025
2/28/1999                      $10,533                              $10,984
3/31/1999                      $10,593                              $11,060
4/30/1999                      $10,639                              $11,115
5/31/1999                      $10,569                              $11,040
6/30/1999                      $10,541                              $11,015
7/31/1999                      $10,479                              $10,939
8/31/1999                      $10,472                              $10,933
9/30/1999                      $10,651                              $11,119
10/31/1999                     $10,697                              $11,178
11/30/1999                     $10,707                              $11,187
12/31/1999                     $10,679                              $11,151
1/31/2000                      $10,596                              $11,065
2/29/2000                      $10,715                              $11,195
3/31/2000                      $10,824                              $11,315
4/30/2000                      $10,839                              $11,321
5/31/2000                      $10,850                              $11,330
6/30/2000                      $11,075                              $11,575
7/31/2000                      $11,151                              $11,648
8/31/2000                      $11,323                              $11,820
9/30/2000                      $11,460                              $11,947
10/31/2000                     $11,546                              $12,035
11/30/2000                     $11,721                              $12,213
12/31/2000                     $11,954                              $12,409
1/31/2001                      $12,124                              $12,602
2/28/2001                      $12,195                              $12,672
3/31/2001                      $12,277                              $12,754
4/30/2001                      $12,289                              $12,767
5/31/2001                      $12,360                              $12,846
6/30/2001                      $12,412                              $12,864
7/31/2001                      $12,620                              $13,104
8/31/2001                      $12,728                              $13,223
9/30/2001                      $12,904                              $13,418
10/31/2001                     $13,071                              $13,600
11/30/2001                     $12,991                              $13,476
12/31/2001                     $12,954                              $13,427
1/31/2002                      $13,073                              $13,559
2/28/2002                      $13,202                              $13,706
3/31/2002                      $13,065                              $13,568
4/30/2002                      $13,322                              $13,821
5/31/2002                      $13,416                              $13,922
6/30/2002                      $13,532                              $14,035
7/31/2002                      $13,693                              $14,193
8/31/2002                      $13,793                              $14,318
9/30/2002                      $13,910                              $14,422
10/31/2002                     $13,956                              $14,477
11/30/2002                     $13,953                              $14,463
12/31/2002                     $14,101                              $14,616
1/31/2003                      $14,134                              $14,657
2/28/2003                      $14,220                              $14,758
3/31/2003                      $14,236                              $14,753
4/30/2003                      $14,296                              $14,809
5/31/2003                      $14,330                              $14,816
6/30/2003                      $14,342                              $14,848
7/31/2003                      $14,068                              $14,580
8/31/2003                      $14,158                              $14,675
9/30/2003                      $14,383                              $14,926
10/31/2003                     $14,317                              $14,875
11/30/2003                     $14,364                              $14,919
12/31/2003                     $14,507                              $15,064
1/31/2004                      $14,601                              $15,160
2/29/2004                      $14,738                              $15,292
3/31/2004                      $14,779                              $15,359
4/30/2004                      $14,565                              $15,089
5/31/2004                      $14,536                              $15,040
6/30/2004                      $14,642                              $15,171
7/31/2004                      $14,752                              $15,313
8/31/2004                      $14,998                              $15,565
9/30/2004                      $15,017                              $15,587
10/31/2004                     $15,124                              $15,720
11/30/2004                     $15,086                              $15,674
12/31/2004                     $15,164                              $15,789
1/31/2005                      $15,241                              $15,869
2/28/2005                      $15,196                              $15,800
3/31/2005                      $15,151                              $15,758
4/30/2005                      $15,305                              $15,944
5/31/2005                      $15,435                              $16,073
6/30/2005                      $15,470                              $16,128
7/31/2005                      $15,390                              $16,052
8/31/2005                      $15,538                              $16,195
9/30/2005                      $15,428                              $16,106
10/31/2005                     $15,333                              $16,003
11/30/2005                     $15,382                              $16,052
12/31/2005                     $15,508                              $16,219
1/31/2006                      $15,544                              $16,259
2/28/2006                      $15,609                              $16,344
3/31/2006                      $15,482                              $16,196
4/30/2006                      $15,463                              $16,199
5/31/2006                      $15,436                              $16,156
6/30/2006                      $15,455                              $16,200
7/31/2006                      $15,670                              $16,441
8/31/2006                      $15,871                              $16,680
9/30/2006                      $16,003                              $16,790
10/31/2006                     $16,108                              $16,916
11/30/2006                     $16,277                              $17,106
12/31/2006                     $16,223                              $17,057
1/31/2007                      $16,227                              $17,071
2/28/2007                      $16,413                              $17,280
3/31/2007                      $16,465                              $17,324
4/30/2007                      $16,541                              $17,406
5/31/2007                      $16,434                              $17,294
6/30/2007                      $16,332                              $17,204
7/31/2007                      $16,358                              $17,318
8/31/2007                      $16,397                              $17,556
9/30/2007                      $16,595                              $17,698

AVERAGE ANNUAL TOTAL RETURN

------------------------------------
CLASS A                      9/30/07
------------------------------------
1-Year                        -0.75%
------------------------------------
5-Year                        +2.70%
------------------------------------
10-Year                       +5.20%
------------------------------------

ENDNOTES

THE FUND'S SHARE PRICE AND YIELD WILL BE AFFECTED BY INTEREST RATE MOVEMENTS AND MORTGAGE PREPAYMENTS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

1. Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. Distribution rate is based on the sum of distributions per share for the 30 days of September and the maximum offering price of $9.84 on 9/30/07.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/07.

6. Figures are as stated in the Fund's prospectus current as of the date of this report.

7. Source: Standard & Poor's Micropal. The Citigroup Mortgage Index is the mortgage component of the Citigroup U.S. Broad Investment-Grade Bond Index and comprises 30- and 15-year GNMA, FNMA and FHLMC securities, and FNMA and FHLMC balloon mortgages.


                                                               Annual Report | 9

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------
                                               BEGINNING ACCOUNT      ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                           VALUE 4/1/07        VALUE 9/30/07      PERIOD* 4/1/07-9/30/07
----------------------------------------------------------------------------------------------------------------
Actual                                               $1,000              $1,007.90               $ 2.77
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000              $1,022.31               $ 2.79
----------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent annualized six-month expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                              Annual Report | 11

Franklin Strategic Mortgage Portfolio

FINANCIAL HIGHLIGHTS

                                                                 ---------------------------------------------------------------
                                                                                    YEAR ENDED SEPTEMBER 30,
                                                                     2007          2006         2005         2004          2003
                                                                 ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...........................   $   9.59      $   9.73     $   9.96     $  10.06      $  10.36
                                                                 ---------------------------------------------------------------
Income from investment operations a:
   Net investment income b ...................................      0.476         0.418        0.391        0.328         0.285
   Net realized and unrealized gains (losses) ................     (0.129)       (0.069)      (0.123)       0.112         0.048
                                                                 ---------------------------------------------------------------
Total from investment operations .............................      0.347         0.349        0.268        0.440         0.333
                                                                 ---------------------------------------------------------------
Less distributions from:
   Net investment income .....................................     (0.517)       (0.489)      (0.498)      (0.540)       (0.542)
   Net realized gains ........................................         --            --           --           --        (0.091)
                                                                 ---------------------------------------------------------------
Total distributions ..........................................     (0.517)       (0.489)      (0.498)      (0.540)       (0.633)
                                                                 ---------------------------------------------------------------
Redemption fees ..............................................         -- e          -- e         -- e         -- e          --
                                                                 ---------------------------------------------------------------
Net asset value, end of year .................................   $   9.42      $   9.59     $   9.73     $   9.96      $  10.06
                                                                 ===============================================================

Total return c ...............................................       3.70%         3.73%        2.74%        4.41%         3.40%

RATIOS TO AVERAGE NET ASSETS
Expenses .....................................................       0.57% f       0.55% f      0.55% f      0.54% f       0.52%
Net investment income ........................................       5.05%         4.48%        3.97%        3.29%         2.79%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ..............................   $243,664      $287,865     $367,759     $376,848      $421,827
Portfolio turnover rate ......................................     326.67%       247.03%      160.36%      245.18%       288.41%
Portfolio turnover rate excluding mortgage dollar rolls d ....      30.85%        38.75%       36.26%       50.14%       125.17%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding for years ended September 30, 2003 through September 30, 2004.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d See Note 1(g) regarding mortgage dollar rolls.

e Amount rounds to less than $0.001 per share.

f Benefit of expense reduction rounds to less than 0.01%.


12 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Mortgage Portfolio

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 126.7%
    MORTGAGE-BACKED SECURITIES 86.9%
  b FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 4.2%
    FHLMC, 5.542%, 10/01/18 .......................................................................       198,751     $     199,843
    FHLMC, 5.975%, 10/01/36 .......................................................................     3,020,692         3,079,622
    FHLMC, 6.184%, 7/01/30 ........................................................................       572,903           581,533
    FHLMC, 6.342%, 1/01/28 ........................................................................       362,999           367,683
    FHLMC, 6.836%, 4/01/24 ........................................................................       296,205           298,590
    FHLMC, 6.868%, 11/01/16 .......................................................................       459,321           463,792
    FHLMC, 6.875%, 4/01/17 ........................................................................        65,872            66,612
    FHLMC, 6.945%, 5/01/20 ........................................................................       244,129           248,002
    FHLMC, 7.007%, 4/01/30 ........................................................................     1,714,082         1,771,588
    FHLMC, 7.03%, 11/01/25 ........................................................................        99,673           100,705
    FHLMC, 7.112%, 3/01/19 ........................................................................       230,425           234,177
    FHLMC, 7.133%, 7/01/22 ........................................................................     1,434,269         1,463,395
    FHLMC, 7.154%, 11/01/19 .......................................................................       199,643           208,456
    FHLMC, 7.211%, 8/01/31 ........................................................................        87,362            87,899
    FHLMC, 7.212%, 1/01/32 ........................................................................       144,321           145,379
    FHLMC, 7.218%, 5/01/22 ........................................................................        87,749            88,977
    FHLMC, 7.374%, 1/01/31 ........................................................................       260,478           263,730
    FHLMC, 7.375%, 4/01/18 ........................................................................       103,719           105,128
    FHLMC, 7.475%, 7/01/24 ........................................................................       183,982           185,792
    FHLMC, 7.496%, 12/01/30 .......................................................................       159,773           164,015
    FHLMC, 7.658%, 4/01/31 ........................................................................        69,743            71,177
                                                                                                                      --------------
                                                                                                                         10,196,095
                                                                                                                      --------------
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 29.4%
    FHLMC 15 Year, 6.50%, 2/01/19 .................................................................       427,336           439,747
    FHLMC 15 Year, 8.00%, 4/01/08 .................................................................            84                85
  c FHLMC 30 Year, 5.00%, 10/15/35 ................................................................     9,688,000         9,241,441
  c FHLMC 30 Year, 5.50%, 10/15/35 ................................................................    26,860,000        26,301,822
  c FHLMC 30 Year, 6.00%, 10/01/30 ................................................................     4,400,000         4,404,814
  c FHLMC 30 Year, 6.50%, 10/01/32 ................................................................     4,250,000         4,326,368
    FHLMC Gold 15 Year, 5.00%, 10/01/17 - 8/01/18 .................................................     3,651,130         3,590,879
    FHLMC Gold 15 Year, 6.50%, 3/01/09 - 4/01/11 ..................................................         2,536             2,575
    FHLMC Gold 15 Year, 7.00%, 6/01/09 - 7/01/11 ..................................................         3,754             3,849
    FHLMC Gold 15 Year, 7.50%, 4/01/10 ............................................................         1,702             1,744
    FHLMC Gold 15 Year, 8.00%, 1/01/10 - 12/01/12 .................................................        21,657            22,238
    FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/35 .................................................     5,304,330         5,070,336
    FHLMC Gold 30 Year, 5.00%, 7/01/35 ............................................................     4,008,966         3,831,063
    FHLMC Gold 30 Year, 5.00%, 7/01/35 ............................................................     3,733,905         3,568,207
    FHLMC Gold 30 Year, 5.50%, 9/01/33 ............................................................       517,784           508,543
    FHLMC Gold 30 Year, 6.00%, 7/01/28 - 6/01/34 ..................................................       669,575           672,879
    FHLMC Gold 30 Year, 6.00%, 8/01/34 ............................................................     3,797,907         3,811,230
    FHLMC Gold 30 Year, 6.50%, 11/01/27 - 7/01/32 .................................................     1,230,327         1,262,505
    FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32 .................................................       895,977           934,975
    FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30 ..................................................       189,122           199,894
    FHLMC Gold 30 Year, 8.50%, 10/01/17 - 9/01/30 .................................................       430,334           453,671
    FHLMC Gold 30 Year, 9.00%, 9/01/30 ............................................................       270,352           293,210
    FHLMC Gold 30 Year, 9.25%, 12/01/08 ...........................................................         7,618             7,742


                                                              Annual Report | 13

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE (CONTINUED)
    FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25 .................................................     1,193,821     $   1,300,967
    FHLMC PC 15 Year, 8.50%, 5/01/17 ..............................................................     1,037,289         1,101,993
    FHLMC PC 15 Year, 9.25%, 8/01/14 ..............................................................         6,711             7,175
    FHLMC PC 15 Year, 9.50%, 12/01/09 - 8/01/19 ...................................................       169,830           179,603
    FHLMC PC 30 Year, 8.50%, 2/01/17 ..............................................................        14,154            15,110
    FHLMC PC 30 Year, 9.00%, 7/01/08 - 6/01/16 ....................................................         2,436             2,588
                                                                                                                      --------------
                                                                                                                         71,557,253
                                                                                                                      --------------
  b FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 5.3%
    FNMA, 5.408%, 10/01/19 ........................................................................       375,765           379,819
    FNMA, 5.533%, 1/01/18 .........................................................................     2,320,215         2,329,142
    FNMA, 5.917%, 5/01/21 .........................................................................       349,739           356,791
    FNMA, 5.995%, 5/01/30 .........................................................................       196,188           202,769
    FNMA, 6.245%, 1/01/17 .........................................................................       765,770           766,815
    FNMA, 6.338%, 12/01/24 ........................................................................       122,415           125,154
    FNMA, 6.353%, 7/01/31 .........................................................................     1,072,375         1,101,369
    FNMA, 6.443%, 4/01/18 .........................................................................       202,821           207,243
    FNMA, 6.479%, 7/01/17 .........................................................................       189,666           189,644
    FNMA, 6.678%, 4/01/31 .........................................................................       100,516           102,261
    FNMA, 6.723%, 6/01/17 .........................................................................       141,790           142,517
    FNMA, 6.812%, 4/01/21 .........................................................................        37,642            37,590
    FNMA, 6.823%, 12/01/31 ........................................................................        75,618            76,983
    FNMA, 6.947%, 4/01/18 .........................................................................        39,034            40,080
    FNMA, 7.00%, 11/01/28 .........................................................................       137,889           139,998
    FNMA, 7.011%, 7/01/14 .........................................................................       430,572           431,670
    FNMA, 7.02%, 7/01/27 ..........................................................................       145,233           145,778
    FNMA, 7.047%, 4/01/33 .........................................................................     1,006,168         1,025,930
    FNMA, 7.075%, 12/01/22 ........................................................................       242,249           243,634
    FNMA, 7.094%, 11/01/31 ........................................................................       535,531           543,011
    FNMA, 7.104%, 7/01/31 .........................................................................        21,198            21,418
    FNMA, 7.144%, 7/01/19 - 2/01/32 ...............................................................     1,709,340         1,718,947
    FNMA, 7.175%, 8/01/32 .........................................................................        39,545            39,841
    FNMA, 7.192%, 8/01/29 .........................................................................        74,783            75,874
    FNMA, 7.213%, 4/01/27 .........................................................................       266,541           268,048
    FNMA, 7.215%, 5/01/31 .........................................................................        29,476            29,912
    FNMA, 7.243%, 7/01/25 .........................................................................       109,856           110,033
    FNMA, 7.25%, 9/01/18 ..........................................................................        54,337            54,420
    FNMA, 7.259%, 8/01/27 .........................................................................       166,758           168,178
    FNMA, 7.275%, 6/01/31 .........................................................................       393,309           393,175
    FNMA, 7.32%, 5/01/27 ..........................................................................       191,745           192,389
    FNMA, 7.326%, 9/01/32 .........................................................................       446,801           454,530
    FNMA, 7.369%, 10/01/32 ........................................................................       271,158           270,798
    FNMA, 7.377%, 8/01/26 .........................................................................       151,076           152,284
    FNMA, 7.461%, 10/01/24 ........................................................................       385,952           390,458
    FNMA, 7.52%, 7/01/26 ..........................................................................        45,167            45,252
    FNMA, 7.638%, 10/01/29 ........................................................................        27,343            27,588
                                                                                                                      --------------
                                                                                                                         13,001,343
                                                                                                                      --------------


14 | Annual Report

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 45.7%
    FNMA 7 Year, 9.00%, 11/01/11 ..................................................................       135,200     $     141,485
    FNMA 15 Year, 5.00%, 6/01/18 - 4/01/20 ........................................................     5,173,343         5,077,950
    FNMA 15 Year, 5.00%, 7/01/18 ..................................................................     4,013,478         3,949,432
    FNMA 15 Year, 5.50%, 5/01/14 - 2/01/18 ........................................................     3,960,447         3,965,568
    FNMA 15 Year, 6.50%, 9/01/08 - 10/01/16 .......................................................       346,722           355,912
    FNMA 15 Year, 7.00%, 11/01/11 .................................................................           945               974
    FNMA 15 Year, 7.50%, 7/01/09 - 7/01/12 ........................................................        27,198            28,069
    FNMA 15 Year, 10.00%, 8/01/15 .................................................................        36,641            40,614
    FNMA 30 Year, 5.00%, 4/01/34 ..................................................................     1,305,083         1,248,395
  c FNMA 30 Year, 5.00%, 10/25/35 .................................................................     7,000,000         6,677,342
    FNMA 30 Year, 5.00%, 6/01/37 ..................................................................     6,092,368         5,812,298
    FNMA 30 Year, 5.50%, 9/01/33 - 11/01/35 .......................................................     9,846,170         9,671,076
  c FNMA 30 Year, 5.50%, 10/01/34 .................................................................     8,100,000         7,934,201
    FNMA 30 Year, 5.50%, 11/15/34 .................................................................    16,288,053        15,989,169
    FNMA 30 Year, 6.00%, 12/01/23 - 12/01/35 ......................................................    11,836,513        11,887,499
  c FNMA 30 Year, 6.00%, 10/01/28 .................................................................    22,100,000        22,131,073
    FNMA 30 Year, 6.00%, 10/01/34 .................................................................     5,522,100         5,543,184
    FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32 .......................................................     7,636,889         7,828,272
    FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32 ........................................................       489,374           512,491
    FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31 ........................................................        71,966            75,901
    FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28 ......................................................     1,187,402         1,275,925
    FNMA 30 Year, 9.00%, 8/01/09 - 9/01/26 ........................................................       272,304           286,218
    FNMA 30 Year, 9.25%, 10/01/09 .................................................................         2,838             2,876
    FNMA 30 Year, 9.50%, 11/01/15 - 4/01/30 .......................................................       371,960           401,841
    FNMA 30 Year, 10.00%, 7/01/16 - 4/01/21 .......................................................       314,212           352,475
    FNMA 30 Year, 10.50%, 1/01/16 - 5/01/30 .......................................................        29,210            32,102
    FNMA 30 Year, 11.00%, 10/01/15 ................................................................        14,868            16,161
    FNMA 30 Year, 12.00%, 4/01/15 - 5/01/16 .......................................................         3,728             4,202
    FNMA 30 Year, 12.50%, 12/01/13 ................................................................           837               948
                                                                                                                      --------------
                                                                                                                        111,243,653
                                                                                                                      --------------
  b GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 0.1%
    GNMA, 5.75%, 7/20/27 ..........................................................................       246,538           248,893
    GNMA, 6.125%, 11/20/25 ........................................................................        81,274            82,105
                                                                                                                      --------------
                                                                                                                            330,998
                                                                                                                      --------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 2.2%
    GNMA I SF 15 Year, 7.00%, 4/15/14 .............................................................        48,540            50,266
    GNMA I SF 15 Year, 8.00%, 9/15/15 .............................................................        30,979            32,805
    GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32 ...................................................       711,965           729,889
    GNMA I SF 30 Year, 7.00%, 3/15/17 - 2/15/32 ...................................................       776,399           812,317
    GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29 .................................................        99,521           104,534
    GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27 ...................................................       392,610           415,876
    GNMA I SF 30 Year, 8.25%, 4/15/08 - 5/15/21 ...................................................       253,987           271,355
    GNMA I SF 30 Year, 8.50%, 6/15/16 - 7/15/24 ...................................................       482,704           519,978
    GNMA I SF 30 Year, 9.00%, 9/15/08 - 8/15/28 ...................................................       117,202           123,961
    GNMA I SF 30 Year, 9.50%, 10/15/09 - 1/15/10 ..................................................        73,938            76,950


                                                              Annual Report | 15

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONTINUED)
    GNMA I SF 30 Year, 10.00%, 10/15/18 - 2/15/19 .................................................         9,829     $      11,151
    GNMA I SF 30 Year, 10.50%, 1/15/16 ............................................................         1,081             1,229
    GNMA II SF 30 Year, 6.50%, 1/20/26 - 2/20/34 ..................................................     1,262,134         1,291,528
    GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32 .................................................       664,567           694,722
    GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26 ..................................................       183,610           193,329
    GNMA II SF 30 Year, 8.50%, 7/20/16 - 8/20/16 ..................................................        80,893            86,258
    GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25 .................................................         8,845             9,543
    GNMA II SF 30 Year, 10.50%, 6/20/20 ...........................................................            28                32
                                                                                                                      --------------
                                                                                                                          5,425,723
                                                                                                                      --------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $214,283,437) ..........................................                     211,755,065
                                                                                                                      --------------
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES 39.8%
    FINANCE 39.8%
  b Ace Securities Corp., 2004-HE4, M9, 8.231%, 12/25/34 ..........................................     2,170,351         1,763,210
  b AFC Home Equity Loan Trust, 1997-4, 2A2, 5.771%, 12/22/27 .....................................       545,701           539,509
  b Ameriquest Mortgage Securities Inc., 2003-12, M2, 6.831%, 1/25/34 .............................     3,526,559         3,280,070
  b Asset-Backed Securities Corp. Home Equity Loan Trust, 2005-HE4, A1, 5.291%, 5/25/35 ...........       455,028           453,839
  b Asset-Backed Funding Certificates, 2005-HE2, A2C, 5.431%, 6/25/35 .............................     1,097,681         1,096,034
b,d Bayview Commercial Asset Trust, 2006-CD1A, A-1, 144A, 5.153%, 7/25/23 (Canada) ................     2,033,636 CAD     2,016,806
    Bear Stearns Commercial Mortgage Securities Inc.,
      2005-PW10, A4, 5.405%, 12/11/40 .............................................................     3,000,000         2,984,414
  b,d 2007-T26, B, 144A, 5.601%, 1/12/45 ..........................................................     2,650,000         2,468,196
    d sub. bond, 2007-PW15, B, 144A, 5.444%, 2/11/44 ..............................................     6,250,000         5,799,808
    CitiFinancial Mortgage Securities Inc., 2003-4, AF6, 4.493%, 10/25/33 .........................     2,207,293         2,094,425
    Citigroup/Deutsche Bank Commercial Mortgage Trust,
      2006-CD3, A5, 5.617%, 10/15/48 ..............................................................     7,000,000         7,045,920
      2007-CD4, C, 5.476%, 12/11/49 ...............................................................     6,500,000         6,029,946
  b Contimortgage Home Equity Loan Trust, 1999-3, A6, 8.18%, 12/25/29 .............................       120,035           119,640
    Countrywide Asset-Backed Certificates,
      2004-7, AF4, 4.774%, 8/25/32 ................................................................       889,298           877,741
    b 2006-11, 1AF1, 5.251%, 9/25/46 ..............................................................       893,612           890,972
  b FHLMC, 2942, TF, 6.103%, 3/15/35 ..............................................................     1,548,546         1,537,572
  b First Franklin Mortgage Loan Asset-Backed Certificates,
      2004-FF3, B3, 8.651%, 5/25/34 ...............................................................       699,375           106,889
      2004-FF11, 1A2, 5.481%, 1/25/35 .............................................................       472,313           467,952
      2005-FF8, A2B, 5.311%, 9/25/35 ..............................................................       415,315           415,222
      2005-FF10, A2, 5.231%, 11/25/35 .............................................................       114,343           114,126
      2005-FF11, A2A, 5.231%, 11/25/35 ............................................................       538,272           536,932
      2006-FF12, A2, 5.171%, 9/25/36 ..............................................................     1,950,453         1,930,062
    FNMA,
    b 2007-1, NF, 5.381%, 2/25/37 .................................................................     1,198,883         1,186,050
      G93-33, K, 7.00%, 9/25/23 ...................................................................     2,163,122         2,278,753
    GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%, 1/10/38 ............................     1,262,683         1,238,559
    Greenwich Capital Commercial Funding Corp.,
      2004-GG1, A7, 5.317%, 6/10/36 ...............................................................     5,000,000         4,972,547
      2007-GG9, C, 5.554%, 3/10/39 ................................................................     3,500,000         3,273,411


16 | Annual Report

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
  b GSAMP Trust, 2006-S4, A1, 5.221%, 5/25/36 .....................................................     1,088,805     $   1,039,801
  b HSI Asset Securitization Corp. Trust, 2006-OPT4, 2A2, 5.241%, 3/25/36 .........................     1,750,000         1,730,041
  b Ixis Real Estate Capital Trust, 2006-HE1, A1, 5.221%, 3/25/36 .................................       174,046           174,002
    JPMorgan Chase Commercial Mortgage Securities Corp.,
    b 2004-CB9, A4, 5.375%, 6/12/41 ...............................................................     3,779,632         3,800,618
      2004-LN2, A2, 5.115%, 7/15/41 ...............................................................       557,685           546,337
  b LB-UBS Commercial Mortgage Trust, 2007-C2, C, 5.611%, 2/15/40 .................................     6,100,000         5,725,405
  b Master Asset-Backed Securities Trust,
      2005-WMC1, A4, 5.321%, 3/25/35 ..............................................................        21,270            21,266
      2006-AB1, A1, 5.271%, 2/25/36 ...............................................................     2,453,615         2,441,873
  b Merrill Lynch Mortgage Investors Trust, 2006-RM2, A1B, 5.366%, 5/25/37 ........................     5,868,465         5,709,496
  b Morgan Stanley ABS Capital I,
      2006-NC3, A2B, 5.251%, 3/25/36 ..............................................................     3,000,000         2,973,007
      2006-NC4, A2A, 5.161%, 6/25/36 ..............................................................       815,504           812,585
  b Morgan Stanley Capital I, 2004-IQ7, A4, 5.407%, 6/15/38 .......................................     6,000,000         6,011,719
  b Nomura Home Equity Loan Inc., 2006-HE1, A1, 5.211%, 2/25/36 ...................................       226,847           226,257
  b Novastar Home Equity Loan, 2004-4, M4, 6.231%, 3/25/35 ........................................     1,500,000         1,384,318
  b Ownit Mortgage Loan Asset-Backed Certificates, 2006-6, A2B, 5.241%, 9/25/37 ...................     2,000,000         1,952,503
    Residential Asset Securities Corp.,
      2004-KS1, AI4, 4.213%, 4/25/32 ..............................................................     1,409,830         1,384,493
    b 2005-AHL2, A2, 5.391%, 10/25/35 .............................................................       373,295           366,530
    Residential Funding Mortgage Securities II,
      2004-HI2, A4, 5.24%, 9/25/18 ................................................................     2,126,819         2,112,243
    b 2006-HI1, A1, 5.241%, 2/25/36 ...............................................................       496,038           493,327
  b Securitized Asset-Backed Receivables LLC, 2006-FR1, A2A, 5.201%, 11/25/35 .....................       187,693           187,374
  b Specialty Underwriting and Residential Finance, 2006-BC2, A2A, 5.191%, 2/25/37 ................     1,138,541         1,131,643
  b Structured Asset Investment Loan Trust,
      2004-1, M5, 8.131%, 2/25/34 .................................................................       434,772           148,867
      2005-5, A7, 5.341%, 6/25/35 .................................................................         9,125             9,125
b,d Structured Asset Securities Corp., 2005-SC1, 1A1, 144A, 5.401%, 5/25/31 .......................       966,965           937,550
  b Travelers Mortgage Services Inc., 1998-5A, A, 8.055%, 12/25/18 ................................       160,094           160,094
    Vanderbilt Mortgage Finance, 1998-C, 1A6, 6.75%, 10/07/28 .....................................       100,000           103,918
                                                                                                                      --------------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
      (COST $101,592,010) .........................................................................                      97,102,997
                                                                                                                      --------------
    TOTAL LONG TERM INVESTMENTS (COST $315,875,447) ...............................................                     308,858,062
                                                                                                                      --------------
    SHORT TERM INVESTMENTS 6.3%
    U.S. GOVERNMENT AND AGENCY SECURITIES (COST $248,665) 0.1%
e,f U.S. Treasury Bill, 11/23/07 ..................................................................       250,000           248,669
                                                                                                                      --------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND AND REPURCHASE AGREEMENT
      (COST $316,124,112) .........................................................................                     309,106,731
                                                                                                                      --------------

                                                                                                      -----------
                                                                                                         SHARES
                                                                                                      -----------
    MONEY MARKET FUND (COST $12,212,539) 5.0%
  g Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% ..........................    12,212,539        12,212,539
                                                                                                                      --------------


                                                              Annual Report | 17

Franklin Strategic Mortgage Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    REPURCHASE AGREEMENT (COST $2,834,371) 1.2%
  h Joint Repurchase Agreement, 4.656%, 10/01/07 (Maturity Value $2,835,471) ......................     2,834,371     $   2,834,371
      ABN AMRO Bank NV, New York Branch (Maturity Value $262,791)
      Banc of America Securities LLC (Maturity Value $262,791)
      Barclays Capital Inc. (Maturity Value $262,791)
      BNP Paribas Securities Corp. (Maturity Value $262,791)
      Deutsche Bank Securities Inc. (Maturity Value $262,791)
      Goldman, Sachs & Co. (Maturity Value $262,791)
      Greenwich Capital Markets Inc. (Maturity Value $262,791)
      Lehman Brothers Inc. (Maturity Value $207,561)
      Merrill Lynch Government Securities Inc. (Maturity Value $262,791)
      Morgan Stanley & Co. Inc. (Maturity Value $262,791)
      UBS Securities LLC (Maturity Value $262,791)
        Collateralized by U.S. Government Agency Securities, 2.84% - 7.25%, 10/05/07 - 8/23/12;
          e U.S. Government Agency Discount Notes, 10/01/07 - 3/05/08;  e U.S. Treasury Bills,
              12/06/07 - 3/27/08; and U.S. Treasury Notes, 4.125% - 4.875%, 4/30/12 - 8/31/12
                                                                                                                      --------------
    TOTAL INVESTMENTS (COST $331,171,022) 133.0% ..................................................                     324,153,641
    OTHER ASSETS, LESS LIABILITIES (33.0)% ........................................................                     (80,489,825)
                                                                                                                      --------------
    NET ASSETS 100.0% .............................................................................                   $ 243,663,816
                                                                                                                      ==============

CURRENCY ABBREVIATIONS

CAD - Canadian Dollar

SELECTED PORTFOLIO ABBREVIATIONS

PC - Participation Certificate
SF - Single Family

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The coupon rate shown represents the rate at period end.

c See Note 1(d) regarding securities purchased on a to-be-announced basis.

d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2007, the aggregate value of these securities was $11,222,360, representing 4.61% of net assets.

e The security is traded on a discount basis with no stated coupon rate.

f On deposit with broker for initial margin on futures contracts (Note 1(e)).

g See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

h See Note 1(c) regarding joint repurchase agreement.


18 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Mortgage Portfolio

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2007

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ..............................................   $316,124,112
      Cost - Sweep Money Fund (Note 7) .........................................     12,212,539
      Cost - Repurchase agreements .............................................      2,834,371
                                                                                   -------------
      Total cost of investments ................................................   $331,171,022
                                                                                   =============
      Value - Unaffiliated issuers .............................................   $309,106,731
      Value - Sweep Money Fund (Note 7) ........................................     12,212,539
      Value - Repurchase agreements ............................................      2,834,371
                                                                                   -------------
      Total value of investments ...............................................    324,153,641
   Foreign currency at value (cost $183,913) ...................................        176,269
   Receivables:
      Investment securities sold ...............................................        221,669
      Capital shares sold ......................................................        140,167
      Interest .................................................................      1,005,990
      Variation margin .........................................................          2,344
                                                                                   -------------
         Total assets ..........................................................    325,700,080
                                                                                   -------------
Liabilities:
   Payables:
      Investment securities purchased ..........................................     81,195,786
      Capital shares redeemed ..................................................        433,564
      Affiliates ...............................................................         90,534
      Distributions to shareholders ............................................        172,474
   Accrued expenses and other liabilities ......................................        143,906
                                                                                   -------------
         Total liabilities .....................................................     82,036,264
                                                                                   -------------
            Net assets, at value ...............................................   $243,663,816
                                                                                   =============
Net assets consist of:
   Paid-in capital .............................................................   $270,655,555
   Distributions in excess of net investment income ............................       (120,565)
   Net unrealized appreciation (depreciation) ..................................     (7,035,406)
   Accumulated net realized gain (loss) ........................................    (19,835,768)
                                                                                   -------------
            Net assets, at value ...............................................   $243,663,816
                                                                                   =============
Shares outstanding .............................................................     25,871,183
                                                                                   =============
Net asset value per share a ....................................................   $       9.42
                                                                                   =============
Maximum offering price per share (net asset value per share / 95.75%) ..........   $       9.84
                                                                                   =============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 19

Franklin Strategic Mortgage Portfolio

STATEMENT OF OPERATIONS
for the year ended September 30, 2007

Investment income:
   Dividends from Sweep Money Fund (Note 7) ....................................   $    568,303
   Interest ....................................................................     14,688,284
                                                                                   -------------
         Total investment income ...............................................     15,256,587
                                                                                   -------------
Expenses:
   Management fees (Note 3a) ...................................................      1,044,625
   Transfer agent fees (Note 3d) ...............................................        323,983
   Custodian fees (Note 4) .....................................................          6,475
   Reports to shareholders .....................................................         51,933
   Registration and filing fees ................................................         35,937
   Professional fees ...........................................................         35,108
   Trustees' fees and expenses .................................................         19,589
   Other .......................................................................         20,456
                                                                                   -------------
         Total expenses ........................................................      1,538,106
         Expense reductions (Note 4) ...........................................         (1,162)
                                                                                   -------------
            Net expenses .......................................................      1,536,944
                                                                                   -------------
               Net investment income ...........................................     13,719,643
                                                                                   -------------
Realized and unrealized (losses):
   Net realized gain (loss) from:
      Investments ..............................................................       (886,652)
      Foreign currency transactions ............................................          7,434
      Financial futures contracts ..............................................       (407,092)
                                                                                   -------------
               Net realized gain (loss) ........................................     (1,286,310)
                                                                                   -------------
   Net change in unrealized appreciation (depreciation) on:
      Investments ..............................................................     (2,576,099)
      Translation of assets and liabilities denominated in foreign currencies ..         17,728
                                                                                   -------------
               Net change in unrealized appreciation (depreciation) ............     (2,558,371)
                                                                                   -------------
Net realized and unrealized gain (loss) ........................................     (3,844,681)
                                                                                   -------------
Net increase (decrease) in net assets resulting from operations ................   $  9,874,962
                                                                                   =============


20 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Strategic Mortgage Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               -----------------------------
                                                                                                 YEAR ENDED SEPTEMBER 30,
                                                                                                   2007            2006
                                                                                               -----------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ..............................................................     $ 13,719,643    $ 14,376,702
      Net realized gain (loss) from investments, foreign currency transactions
         and financial futures contracts .................................................       (1,286,310)     (2,357,735)
      Net change in unrealized appreciation (depreciation) on investments and
         translation of assets and liabilities denominated in foreign currencies .........       (2,558,371)     (1,197,977)
                                                                                               -----------------------------
            Net increase (decrease) in net assets resulting from operations ..............        9,874,962      10,820,990
                                                                                               -----------------------------
   Distributions to shareholders from net investment income ..............................      (14,759,374)    (16,436,788)
   Capital share transactions (Note 2) ...................................................      (39,317,503)    (74,284,316)
                                                                                               -----------------------------
   Redemption fees .......................................................................            1,009           6,040
                                                                                               -----------------------------
            Net increase (decrease) in net assets ........................................      (44,200,906)    (79,894,074)
Net assets:
   Beginning of year .....................................................................      287,864,722     367,758,796
                                                                                               -----------------------------
   End of year ...........................................................................     $243,663,816    $287,864,722
                                                                                               =============================
Distributions in excess of net investment income included in net assets:
   End of year ...........................................................................     $   (120,565)   $   (186,974)
                                                                                               =============================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Franklin Strategic Mortgage Portfolio

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Mortgage Portfolio (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin Strategic Mortgage Portfolio (the Fund).

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


22 | Annual Report

Franklin Strategic Mortgage Portfolio

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. JOINT REPURCHASE AGREEMENT

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at year end had been entered into on September 28, 2007. The joint repurchase agreement is valued at cost.

D. SECURITIES PURCHASED ON A TBA BASIS

The Fund may purchase securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.


                                                              Annual Report | 23

Franklin Strategic Mortgage Portfolio

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. FUTURES CONTRACTS

The Fund may purchase financial futures contracts to gain exposure to market changes. A financial futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Required initial margin deposits of cash or securities are maintained by the Fund's custodian in segregated accounts as disclosed in the Statement of Investments. Subsequent payments, known as variation margin, are made or received by the fund depending on the fluctuations in the value of the underlying securities. Such variation margin is accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are reclassified to realized. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include the possibility there may be an illiquid secondary market and/or a change in the value of the contract may not correlate with the changes in the value of the underlying securities.

F. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

G. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the fund. The risks of mortgage dollar roll transactions include the potential inability of the counter-party to fulfill its obligations.

H. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.


24 | Annual Report

Franklin Strategic Mortgage Portfolio

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

I. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily and distributed monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

J. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

K. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital.

L. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                                                              Annual Report | 25

Franklin Strategic Mortgage Portfolio

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2007, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                           -------------------------------------------------------
                                                           YEAR ENDED SEPTEMBER 30,
                                                      2007                        2006
                                           -------------------------------------------------------
                                             SHARES        AMOUNT         SHARES         AMOUNT
                                           -------------------------------------------------------
Shares sold ............................    3,029,951   $ 28,938,366     3,601,439   $  34,449,038
Shares issued in reinvestment
   of distributions ....................    1,296,189     12,353,213     1,441,749      13,769,644
Shares redeemed ........................   (8,476,807)   (80,609,082)  (12,807,953)   (122,502,998)
                                           --------------------------------------------------------
Net increase (decrease) ................   (4,150,667)  $(39,317,503)   (7,764,765)  $ (74,284,316)
                                           ========================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

-------------------------------------------------------------------------------------------------
SUBSIDIARY                                                            AFFILIATION
-------------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                    Investment manager
Franklin Templeton Services, LLC (FT Services)                        Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                  Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)         Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE        NET ASSETS
--------------------------------------------------------------------------------
       0.40%               First $250 million
       0.38%               Over $250 million, up to and including $500 million
       0.36%               In excess of $500 million

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.


26 | Annual Report

Franklin Strategic Mortgage Portfolio

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C.  SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to unaffiliated
   broker/dealers .................................................   $  25,669
Contingent deferred sales charges retained ........................   $     534

D.  TRANSFER AGENT FEES

For the year ended September 30, 2007, the Fund paid transfer agent fees of $323,983, of which $165,682 was retained by Investor Services.

E.  OTHER AFFILIATED TRANSACTIONS

At September 30, 2007, Advisers owned 29.10% of the Fund's outstanding shares.

4.  EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended September 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5.  INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At September 30, 2007, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
   2012 .........................................................   $  6,223,578
   2013 .........................................................      4,584,050
   2014 .........................................................      2,817,022
   2015 .........................................................      4,099,588
                                                                    ------------
                                                                    $ 17,724,238
                                                                    ============

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At September 30, 2007, the Fund deferred realized capital losses of $2,139,763.


                                                              Annual Report | 27

Franklin Strategic Mortgage Portfolio

5. INCOME TAXES (CONTINUED)

The tax character of distributions paid during the years ended September 30, 2007 and 2006, was as follows:
                                                     ---------------------------
                                                         2007           2006
                                                     ---------------------------
Distributions paid from ordinary income ..........   $ 14,759,374   $ 16,436,788
                                                     ===========================

At September 30, 2007, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

Cost of Investments ............................................   $331,333,945
                                                                   =============

Unrealized appreciation ........................................   $    613,376
Unrealized depreciation ........................................     (7,793,680)
                                                                   -------------
Net unrealized appreciation (depreciation) .....................   $ (7,180,304)
                                                                   =============
Distributable earnings -  undistributed ordinary income ........   $    213,575
                                                                   =============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, mortgage dollar roll transactions, and paydown losses.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, mortgage dollar roll transactions, financial futures transactions, and paydown losses.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2007, aggregated $1,093,202,034 and $1,149,621,920, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.


28 | Annual Report

Franklin Strategic Mortgage Portfolio

8. FINANCIAL FUTURES CONTRACTS

At September 30, 2007, the Fund had the following financial futures contracts outstanding:

--------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF                       CONTRACT       UNREALIZED
CONTRACTS TO SELL                                   CONTRACTS   DELIVERY DATES     FACE VALUE      GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Note .......................      40          12/31/07      $    4,000,000   $   (10,625)
U.S. Treasury 2 Year Note .......................      50          12/31/07      $   10,000,000   $   (50,000)
U.S. Treasury Long Bond .........................      80          12/19/07      $    8,000,000   $    31,133

9. CONCENTRATION OF CREDIT RISK

The Fund has 39.8% of its net assets invested in asset-backed and commercial mortgage-backed securities. Investments in these securities may subject the Fund to increased market volatility which can cause the Fund's net asset value per share to fluctuate.

10. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.


                                                             Annual  Report | 29

Franklin  Strategic  Mortgage Portfolio

10. REGULATORY AND LITIGATION MATTERS (CONTINUED)

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

11. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (FIN 48), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period beginning after December 15, 2006. The Trust believes the adoption of FIN 48 will have no material impact on its financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


30 | Annual Report

Franklin Strategic Mortgage Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Strategic Mortgage Portfolio (the "Fund") at September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
November 16, 2007


                                                              Annual Report | 31

Franklin Strategic Mortgage Portfolio

TAX DESIGNATION (UNAUDITED)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $14,432,976 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended September 30, 2007.


32 | Annual Report

Franklin Strategic Mortgage Portfolio

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (UNAUDITED)

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Amended and Restated Agreement and Declaration of Trust; to approve amendments to certain of the Trust's fundamental investment restrictions (including eight Sub-Proposals); and to approve the elimination of certain of the Trust's fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust:
Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson, John B. Wilson. Charles B. Johnson and Gregory E. Johnson were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Amended and Restated Agreement and Declaration of Trust, amendments to certain of the Trust's fundamental investment restrictions (including eight Sub-Proposals) and the elimination of certain of the Trust's fundamental investment restrictions. No other business for the Trust was transacted at the meeting.

The results of the voting at the meeting with respect to the Trust are as follows:

Proposal 1. The election of Trustees:

----------------------------------------------------------------------------------------------------------
                                                    % OF       % OF                       % OF       % OF
                                                OUTSTANDING    VOTED                  OUTSTANDING   VOTED
NAME                                 FOR           SHARES     SHARES      WITHHELD       SHARES     SHARES
----------------------------------------------------------------------------------------------------------
Harris J. Ashton ...........   21,279,796.020     71.693%     98.530%   317,584.411      1.070%     1.470%
Robert F. Carlson ..........   21,287,463.690     71.719%     98.565%   309,916.741      1.044%     1.435%
Sam Ginn ...................   21,284,034.036     71.707%     98.549%   313,346.395      1.056%     1.451%
Edith E. Holiday ...........   21,273,918.334     71.673%     98.502%   323,462.097      1.090%     1.498%
Frank W. T. LaHaye .........   21,283,978.913     71.707%     98.549%   313,401.518      1.056%     1.451%
Frank A. Olson .............   21,282,717.891     71.703%     98.543%   314,662.540      1.060%     1.457%
Larry D. Thompson ..........   21,299,749.688     71.760%     98.622%   297,630.743      1.003%     1.378%
John B. Wilson .............   21,297,587.983     71.753%     98.612%   299,792.448      1.010%     1.388%
Charles B. Johnson .........   21,253,045.550     71.603%     98.406%   344,334.881      1.160%     1.594%
Gregory E. Johnson .........   21,282,267.362     71.701%     98.541%   315,113.069      1.062%     1.459%

Proposal 2. To approve an Amended and Restated Agreement and Declaration of
Trust:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING     VOTED
                                          SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   15,587,371.803     52.515%      72.173%
Against ..............................      270,853.371      0.912%       1.254%
Abstain ..............................      944,935.257      3.184%       4.375%
Broker Non-votes .....................    4,794,220.000     16.152%      22.198%
--------------------------------------------------------------------------------
TOTAL ................................   21,597,380.431     72.763%     100.000%


                                                              Annual Report | 33

Franklin Strategic Mortgage Portfolio

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Trust's fundamental investment restrictions (includes eight Sub-Proposals):

(a) To amend the Trust's fundamental investment restriction regarding borrowing:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING     VOTED
                                          SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   15,299,244.731     51.544%      70.839%
Against ..............................      544,555.873      1.835%       2.522%
Abstain ..............................      959,359.827      3.232%       4.441%
Broker Non-votes .....................    4,794,220.000     16.152%      22.198%
--------------------------------------------------------------------------------
TOTAL ................................   21,597,380.431     72.763%     100.000%

(b) To amend the Trust's fundamental investment restriction regarding underwriting:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING     VOTED
                                          SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   15,388,762.625     51.846%      71.253%
Against ..............................      397,269.096      1.338%       1.839%
Abstain ..............................    1,017,128.710      3.427%       4.710%
Broker Non-votes .....................     4,794,220.00     16.152%      22.198%
--------------------------------------------------------------------------------
TOTAL ................................   21,597,380.431     72.763%     100.000%

(c) To amend the Trust's fundamental investment restriction regarding lending:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING     VOTED
                                          SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   15,242,075.780     51.351%      70.574%
Against ..............................      557,178.871      1.878%       2.580%
Abstain ..............................    1,003,905.780      3.382%       4.648%
Broker Non-votes .....................    4,794,220.000     16.152%      22.198%
--------------------------------------------------------------------------------
TOTAL ................................   21,597,380.431     72.763%     100.000%

(d) To amend the Trust's fundamental investment restriction regarding investments in real estate:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING     VOTED
                                          SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   15,397,623.875     51.875%      71.294%
Against ..............................      441,714.493      1.489%       2.045%
Abstain ..............................      963,822.063      3.247%       4.463%
Broker Non-votes .....................    4,794,220.000     16.152%      22.198%
--------------------------------------------------------------------------------
TOTAL ................................   21,597,380.431     72.763%     100.000%


34 | Annual Report

Franklin Strategic Mortgage Portfolio

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Trust's fundamental investment restrictions (includes eight Sub-Proposals) (CONTINUED):

(e) To amend the Trust's fundamental investment restriction regarding investments in commodities:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING     VOTED
                                          SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   15,100,180.867     50.873%      69.917%
Against ..............................      709,205.755      2.390%       3.283%
Abstain ..............................      993,773.809      3.348%       4.602%
Broker Non-votes .....................    4,794,220.000     16.152%      22.198%
--------------------------------------------------------------------------------
TOTAL ................................   21,597,380.431     72.763%     100.000%

(f) To amend the Trust's fundamental investment restriction regarding issuing senior securities:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING     VOTED
                                          SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   15,125,005.963     50.957%      70.032%
Against ..............................      676,559.982      2.279%       3.132%
Abstain ..............................    1,001,594.486      3.375%       4.638%
Broker Non-votes .....................    4,794,220.000     16.152%      22.198%
--------------------------------------------------------------------------------
TOTAL ................................   21,597,380.431     72.763%     100.000%

(g) To amend the Trust's fundamental investment restriction regarding industry concentration:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING     VOTED
                                          SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   15,319,706.698     51.613%      70.933%
Against ..............................      464,509.831      1.565%       2.151%
Abstain ..............................    1,018,943.902      3.433%       4.718%
Broker Non-votes .....................    4,794,220.000     16.152%      22.198%
--------------------------------------------------------------------------------
TOTAL ................................   21,597,380.431     72.763%     100.000%


                                                              Annual Report | 35

Franklin Strategic Mortgage Portfolio

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (UNAUDITED) (CONTINUED)

Proposal 3. To approve amendments to certain of the Trust's fundamental investment restrictions (includes eight Sub-Proposals) (CONTINUED):

(h) To amend the Trust's fundamental investment restriction regarding diversification of investments:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING     VOTED
                                          SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   15,560,983.239     52.426%      72.050%
Against ..............................      363,522.231      1.225%       1.684%
Abstain ..............................      878,654.961      2.960%       4.068%
Broker Non-votes .....................    4,794,220.000     16.152%      22.198%
--------------------------------------------------------------------------------
TOTAL ................................   21,597,380.431     72.763%     100.000%

Proposal 4. To approve the elimination of certain of the Trust's fundamental investment restrictions:

--------------------------------------------------------------------------------
                                                              % OF        % OF
                                                          OUTSTANDING     VOTED
                                          SHARES VOTED       SHARES      SHARES
--------------------------------------------------------------------------------
For ..................................   15,104,611.206     50.888%      69.937%
Against ..............................      752,066.278      2.534%       3.482%
Abstain ..............................      946,482.947      3.189%       4.383%
Broker Non-votes .....................    4,794,220.000     16.152%      22.198%
--------------------------------------------------------------------------------
TOTAL ................................   21,597,380.431     72.763%     100.000%


36 | Annual Report

Franklin Strategic Mortgage Portfolio

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION          TIME SERVED          BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)        Trustee           Since 1992           139                      Bar-S Foods (meat packing company).
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY,  Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------

ROBERT F. CARLSON (1928)       Trustee           Since April 2007     120                      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS);
and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals;  member, Corporate Board, Blue Shield of California; and
Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------

SAM GINN (1937)                Trustee           Since April 2007     120                      Chevron Corporation (global energy
One Franklin Parkway                                                                           company) and ICO Global
San Mateo, CA 94403-1906                                                                       Communications (Holdings) Limited
                                                                                               (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief
Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Groups (telephone holding company) (1988-1994).
------------------------------------------------------------------------------------------------------------------------------------

EDITH E. HOLIDAY (1952)        Trustee           Since 2003           139                      Hess Corporation (exploration and
One Franklin Parkway                                                                           refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906                                                                       Company (processed foods and
                                                                                               allied products), RTI International
                                                                                               Metals, Inc. (manufacture and distri-
                                                                                               bution of titanium), Canadian
                                                                                               National Railway (railroad) and White
                                                                                               Mountains Insurance Group, Ltd.
                                                                                               (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 37

------------------------------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION          TIME SERVED          BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)       Trustee           Since 1992           120                      Center for Creative Land Recycling
One Franklin Parkway                                                                           (brownfield redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------

FRANK A. OLSON (1932)          Trustee           Since April 2007     139                      Hess Corporation (exploration and
One Franklin Parkway                                                                           refining of oil and gas) and Sentient
San Mateo, CA 94403-1906                                                                       Jet (private jet service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------

LARRY D. THOMPSON (1945)       Trustee           Since April 2007     139                      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General,
U.S. Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------

JOHN B. WILSON (1959)          Trustee           Since April 2007     120                      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Founder,  Hyannis Port Capital,  Inc.  (real estate and private  equity  investing);  serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000);  Chief Financial Officer and Executive  Vice  President - Finance and Strategy,  Staples,  Inc.  (office  supplies)  (1992-1996);  Executive Vice President -
Corporate Planning,  Northwest Airlines,  Inc. (airlines)  (1990-1992);  and Vice President and Partner,  Bain & Company (consulting firm) (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------


38 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION          TIME SERVED          BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)    Trustee and       Trustee since        139                      None
One Franklin Parkway           Chairman of       1992 and
San Mateo, CA 94403-1906       the Board         Chairman of the
                                                 Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

**GREGORY E. JOHNSON (1961)    Trustee           Since April 2007     91                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director, Templeton
Asset  Management  Ltd.; and officer and/or director or trustee,  as the case may be, of some of the other  subsidiaries of Franklin
Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

JAMES M. DAVIS (1952)          Chief             Chief Compliance     Not Applicable           Not Applicable
One Franklin Parkway           Compliance        Officer since 2004
San Mateo, CA 94403-1906       Officer and       and Vice
                               Vice President    President - AML
                               - AML             Compliance since
                               Compliance        2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).
------------------------------------------------------------------------------------------------------------------------------------

LAURA FERGERSON (1962)         Treasurer         Since 2004           Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 28 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 39

------------------------------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION          TIME SERVED          BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)        Senior Vice       Since 2002           Not Applicable           Not Applicable
500 East Broward Blvd.         President and
Suite 2100                     Chief
Fort Lauderdale, FL            Executive
33394-3091                     Officer -
                               Finance and
                               Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

DAVID P. GOSS (1947)           Vice President    Since 2000           Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

RUPERT H. JOHNSON, JR. (1940)  President and     President since      Not Applicable           Not Applicable
One Franklin Parkway           Chief             1993 and Chief
San Mateo, CA 94403-1906       Executive         Executive Officer
                               Officer           - Investment
                               - Investment      Management
                               Management        since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

KAREN L. SKIDMORE (1952)       Vice President    Since 2006           Not Applicable           Not Applicable
One Franklin Parkway           and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


40 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION          TIME SERVED          BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)           Vice President    Since 2005           Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------

GALEN G. VETTER (1951)         Chief Financial   Since 2004           Not Applicable           Not Applicable
500 East Broward Blvd.         Officer and
Suite 2100                     Chief
Fort Lauderdale, FL            Accounting
33394-3091                     Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President,  Franklin Templeton Services, LLC; officer of some of the other subsidiaries of Franklin Resources,  Inc. and of 46 of the  investment  companies in Franklin  Templeton  Investments;  and  FORMERLY,  Managing  Director,  RSM  McGladrey,  Inc.
(1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of October 17, 2007. It is possible that information about officers may change.

Note 3: Prior to September 30, 2007, Rupert H. Johnson, Jr. ceased to be a trustee of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 41

Franklin Strategic Mortgage Portfolio

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


42 | Annual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
  Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


05/07                                              Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN STRATEGIC
MORTGAGE PORTFOLIO

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


157 A2007 11/07

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $28,825 for the fiscal year ended September 30, 2007 and $22,559 for the fiscal year ended September 30, 2006.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item
4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $46,000 for the fiscal year ended September 30, 2007 and $0 for the fiscal year ended September 30, 2006. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended September 30, 2007 and $183 for the fiscal year ended September 30, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs
(a)-(c) of Item 4 were $0 for the fiscal year ended September 30, 2007 and $175,678 for the fiscal year ended September 30, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connect with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $46,000 for the fiscal year ended September 30, 2007 and $175,861 for the fiscal year ended September 30, 2006.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND
PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES. (A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 27, 2007